Mainland China Contribution Plan	12 Months Ended
Dec. 31, 2023
Mainland China Contribution Plan
Mainland China Contribution Plan

19.Mainland China Contribution Plan

Full time employees of the Group in the PRC participate in a government-mandated defined contribution plan, pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The PRC labor regulations require the Group to accrue for these benefits based on certain percentages of the employees’ salaries. The total contributions for such employee benefits were US$8,863,323, US$3,251,420 and US$2,148,785 for the years ended December 31, 2021, 2022 and 2023, respectively.